CREDIT FACILITIES (Details) (CAD) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CREDIT FACILITIES
Total Facilities	16,256
Draws	5,169
Available	11,087
Amount of demand facilities with no maturity date	35
Weighted average standby fee (as a percent)	0.20%
Long-term debt	20,145	20,203
Operating Segments
CREDIT FACILITIES
Total Facilities	14,700
Draws	3,684
Available	11,016
Liquids Pipelines
CREDIT FACILITIES
Total Facilities	300
Draws	26
Available	274
Gas Distribution
CREDIT FACILITIES
Total Facilities	713
Draws	439
Available	274
Sponsored Investments
CREDIT FACILITIES
Total Facilities	3,759
Draws	572
Available	3,187
Corporate
CREDIT FACILITIES
Total Facilities	9,928
Draws	2,647
Available	7,281
Southern Lights project financing
CREDIT FACILITIES
Total Facilities	1,556
Draws	1,485
Available	71
Commercial paper and credit facility draws
CREDIT FACILITIES
Long-term debt	3,129	2,925
Letters of credit
CREDIT FACILITIES
Total Facilities	62